Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares Issued (in Shares)	8,194,306	8,104,180
Ordinary shares, shares outstanding (in Shares)	8,073,591	7,983,465
Treasury shares (in Shares)	120,715	120,715